Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
We are required to calculate and present the following compensation information in the tabular format prescribed by the SEC. The Compensation Discussion and Analysis and other executive compensation tables above should be read in conjunction with this section to gain a complete understanding of our executive compensation philosophy, programs and decisions.
The tables and discussion below refer to an SEC-prescribed calculation of compensation actually paid, referred to as “CAP”. However, CAP does not correlate to the total amount of compensation that the executive realized during the year. CAP is a detailed calculation that includes adjustments to Total Compensation as reported in the Summary Compensation Table (the “SCT”) to reflect the increase (or decrease) in value of equity compensation over the course of the year, including equity compensation granted in prior years and equity compensation remaining unvested as of year-end. The equity compensation values used to determine CAP are calculated in accordance with ASC Topic 718, based on various methodologies and assumptions. The amount of compensation that the executive will actually realize when such equity awards vest or options are exercised maybe materially different from the amounts used in the CAP calculation.
The table below includes our Operating EBITDA annual cash incentive performance measure as the Company Selected Measure (“CSM”) that management believes is the most important annual financial performance measure used to link executive pay and Company performance in 2022. This measure is also discussed in our Compensation Discussion and Analysis and is generally defined as the Company’s income from operations, excluding depreciation, depletion and amortization, “Restructuring” and “(Gain) Loss from Divestitures, Asset Impairments and Unusual Items, Net” reported in our Annual Report on Form 10-K, with adjustments discussed in footnote (4) below. Operating EBITDA presented in this proxy statement is a non-GAAP measure and is defined differently than Operating EBITDA reported in the Company’s quarterly earnings press release.
Pay Versus Performance Table
Year	SCT Total to CEO ($)	CEO CAP(1) ($)	Average SCT Total for Non-CEO NEOs(2) ($)	Average Non-CEO NEOs CAP(1)(2) ($)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income ($ in billions)	CSM: Operating EBITDA(4) ($ in billions)
					WM TSR ($)	Peer Group TSR ($)
2022	14,820,684	13,037,001	5,202,091	4,823,249	145	141	2.238	5.475
2021	13,057,363	44,273,994	3,637,383	10,803,402	152	149	1.816	4.961
2020	12,373,925	15,824,928	3,372,614	4,308,433	105	107	1.496	4.371

(1)
To calculate CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
	2022	2021	2020
SCT Total Compensation	14,820,684	13,057,363	12,373,925
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the ”Stock Awards” and “Options Awards” columns in the SCT	9,773,267	9,012,200	9,710,595
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	9,374,354	17,991,335	7,197,808
• Fair value of option awards granted during the year, as of 12/31(b)	2,335,994	5,585,540	1,458,410
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	(122,282)	7,850,495	3,505,814
• Change in fair value of prior years’ option awards unvested at 12/31(b)	(760,003)	4,652,852	456,153
• Change in fair value of prior years’ stock awards vesting during the year(a)	(960,794)	3,833,674	(313,787)
• Change in fair value of prior years’ option awards vesting during the year(b)	(2,533,413)	(392,910)	230,831
• Dividend equivalents paid upon stock awards vesting during the year	655,728	707,845	626,369
Total Additions to SCT Total Compensation, in dollars	7,989,584	40,228,831	13,161,598
CAP	13,037,001	44,273,994	15,824,928
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
	2022	2021	2020
SCT Total Compensation	5,202,091	3,637,383	3,372,614
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the ”Stock Awards” and “Options Awards” columns in the SCT	3,280,651	2,082,902	2,276,065
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	3,264,715	4,098,078	1,687,114
• Fair value of option awards granted during the year, as of 12/31(b)	547,280	1,215,672	341,815
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	(28,052)	1,754,235	939,483
• Change in fair value of prior years’ option awards unvested at 12/31(b)	(176,271)	1,115,185	110,131
• Change in fair value of prior years’ stock awards vesting during the year(a)	(225,203)	978,948	(65,123)
• Change in fair value of prior years’ option awards vesting during the year(b)	(634,358)	(93,948)	73,919
• Dividend equivalents paid upon stock awards vesting during the year	153,698	180,751	124,545
Total Additions to SCT Total Compensation, in dollars	2,901,809	9,248,921	3,211,884
CAP	4,823,249	10,803,402	4,308,433

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of CAP:

Projected Payout of Unvested Cash Flow PSUs at Year-End	2022	2021	2020	2019
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2020				200%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2021			200%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2022		180%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2023	200%	200%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2024	100%
Stock awards also includes RSUs for Ms. Hemmer that vested in 2020; RSUs for Mr. Batchelor that vested in 2020 and 2021; RSUs that were granted to Mr. Boettcher in 2021; and RSUs that were granted to Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Batchelor in 2022. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option awards include fair values, calculated using a Black-Scholes option pricing model, for stock options granted annually to our NEOs.

(2)
The Non-CEO NEOs for purposes of the 2022 and 2020 disclosures include Ms. Rankin, Mr. Morris, Mr. Batchelor and Ms. Hemmer. The Non-CEO NEOs for purposes of the 2021 disclosures include Ms. Rankin, Mr. Morris, Mr. Boettcher and Ms. Hemmer.

(3)
Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2019. The TSR amounts shown for 2020 represent the value of that $100 investment on December 31, 2020, and TSR is then calculated, on a cumulative basis, as of December 31, 2021 and December 31, 2022. The Peer Group TSR refers to the Dow Jones Waste & Disposal Services Index.

(4)
When establishing the 2022 compensation performance levels, the MD&C Committee defined Operating EBITDA to exclude the impacts of the Company’s recycling brokerage business, which increased net Operating EBITDA results by $7 million. The MD&C Committee did not make any adjustments to the defined calculation of Operating EBITDA for 2021 and 2022. The MD&C Committee approved adjustments to the calculation of Operating EBITDA for 2020 on a basis consistent with the reporting of our 2020 financial results, excluding (a) $155 million of costs related to the acquisition and integration of ADS; (b) $46 million in costs in connection with COVID-19 and (c) $27 million in costs related to strategic initiatives launched in 2020 after the performance measures had been established.

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. James C. Fish, Jr. — President and Chief Executive Officer since November 2016.
Peer Group Issuers, Footnote [Text Block]
(3)
Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2019. The TSR amounts shown for 2020 represent the value of that $100 investment on December 31, 2020, and TSR is then calculated, on a cumulative basis, as of December 31, 2021 and December 31, 2022. The Peer Group TSR refers to the Dow Jones Waste & Disposal Services Index.

PEO Total Compensation Amount	$ 14,820,684	$ 13,057,363	$ 12,373,925
PEO Actually Paid Compensation Amount	$ 13,037,001	44,273,994	15,824,928
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
To calculate CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
	2022	2021	2020
SCT Total Compensation	14,820,684	13,057,363	12,373,925
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the ”Stock Awards” and “Options Awards” columns in the SCT	9,773,267	9,012,200	9,710,595
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	9,374,354	17,991,335	7,197,808
• Fair value of option awards granted during the year, as of 12/31(b)	2,335,994	5,585,540	1,458,410
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	(122,282)	7,850,495	3,505,814
• Change in fair value of prior years’ option awards unvested at 12/31(b)	(760,003)	4,652,852	456,153
• Change in fair value of prior years’ stock awards vesting during the year(a)	(960,794)	3,833,674	(313,787)
• Change in fair value of prior years’ option awards vesting during the year(b)	(2,533,413)	(392,910)	230,831
• Dividend equivalents paid upon stock awards vesting during the year	655,728	707,845	626,369
Total Additions to SCT Total Compensation, in dollars	7,989,584	40,228,831	13,161,598
CAP	13,037,001	44,273,994	15,824,928

Non-PEO NEO Average Total Compensation Amount	$ 5,202,091	3,637,383	3,372,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,823,249	10,803,402	4,308,433
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
	2022	2021	2020
SCT Total Compensation	5,202,091	3,637,383	3,372,614
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the ”Stock Awards” and “Options Awards” columns in the SCT	3,280,651	2,082,902	2,276,065
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	3,264,715	4,098,078	1,687,114
• Fair value of option awards granted during the year, as of 12/31(b)	547,280	1,215,672	341,815
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	(28,052)	1,754,235	939,483
• Change in fair value of prior years’ option awards unvested at 12/31(b)	(176,271)	1,115,185	110,131
• Change in fair value of prior years’ stock awards vesting during the year(a)	(225,203)	978,948	(65,123)
• Change in fair value of prior years’ option awards vesting during the year(b)	(634,358)	(93,948)	73,919
• Dividend equivalents paid upon stock awards vesting during the year	153,698	180,751	124,545
Total Additions to SCT Total Compensation, in dollars	2,901,809	9,248,921	3,211,884
CAP	4,823,249	10,803,402	4,308,433

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of CAP:

Projected Payout of Unvested Cash Flow PSUs at Year-End	2022	2021	2020	2019
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2020				200%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2021			200%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2022		180%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2023	200%	200%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2024	100%
Stock awards also includes RSUs for Ms. Hemmer that vested in 2020; RSUs for Mr. Batchelor that vested in 2020 and 2021; RSUs that were granted to Mr. Boettcher in 2021; and RSUs that were granted to Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Batchelor in 2022. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option awards include fair values, calculated using a Black-Scholes option pricing model, for stock options granted annually to our NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures to Determine 2022 CAP
The five items listed below represent the most important measures used to determine CAP for 2022 for all of our NEOs, as each measure and its impact on executive compensation is further described in our Compensation Discussion and Analysis.
Most Important Performance Measures
TSR Relative to the S&P 500
Cash Flow Generation
Operating EBITDA
Income from Operations Margin
Internal Revenue Growth

Total Shareholder Return Amount	$ 145	152	105
Peer Group Total Shareholder Return Amount	141	149	107
Net Income (Loss)	$ 2,238,000,000	$ 1,816,000,000	$ 1,496,000,000
Company Selected Measure Amount	5,475,000,000	4,961,000,000	4,371,000,000
PEO Name	Mr. James C. Fish
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR Relative to the S&P 500
Non-GAAP Measure Description [Text Block]
(4)
	When establishing the 2022 compensation performance levels, the MD&C Committee defined Operating EBITDA to exclude the impacts of the Company’s recycling brokerage business, which increased net Operating EBITDA results by $7 million. The MD&C Committee did not make any adjustments to the defined calculation of Operating EBITDA for 2021 and 2022. The MD&C Committee approved adjustments to the calculation of Operating EBITDA for 2020 on a basis consistent with the reporting of our 2020 financial results, excluding (a) $155 million of costs related to the acquisition and integration of ADS; (b) $46 million in costs in connection with COVID-19 and (c) $27 million in costs related to strategic initiatives launched in 2020 after the performance measures had been established
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow Generation
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Income from Operations Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Internal Revenue Growth
PEO [Member] | Equity Awards Value in Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,773,267)	$ (9,012,200)	$ (9,710,595)
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,374,354	17,991,335	7,197,808
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,335,994	5,585,540	1,458,410
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,282)	7,850,495	3,505,814
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(760,003)	4,652,852	456,153
PEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(960,794)	3,833,674	(313,787)
PEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,533,413)	(392,910)	230,831
PEO [Member] | Equity Awards Adjustments Dividend Equivalents Paid Upon Stock Awards Vesting During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	655,728	707,845	626,369
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,989,584	$ 40,228,831	$ 13,161,598
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Cash Flow Performance Stock Units Period Ended 2020				200.00%
Cash Flow Performance Stock Units Period Ended 2021			200.00%	100.00%
Cash Flow Performance Stock Units Period Ended 2022		180.00%	100.00%
Cash Flow Performance Stock Units Period Ended 2023	200.00%	200.00%
Cash Flow Performance Stock Units Period Ended 2024	100.00%
Non-PEO NEO [Member] | Equity Awards Value in Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,280,651	$ 2,082,902	$ 2,276,065
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,264,715	4,098,078	1,687,114
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	547,280	1,215,672	341,815
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,052)	1,754,235	939,483
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(176,271)	1,115,185	110,131
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(225,203)	978,948	(65,123)
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(634,358)	(93,948)	73,919
Non-PEO NEO [Member] | Equity Awards Adjustments Dividend Equivalents Paid Upon Stock Awards Vesting During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,698	180,751	124,545
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,901,809	$ 9,248,921	$ 3,211,884